Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Statutory tax rate	17.00%	17.00%
Tax losses carry forwards (in Dollars)	$ 8,596,330	$ 8,599,651	$ 8,569,992
SINGAPORE
Income Tax [Line Items]
Income tax rate	17.00%	17.00%	17.00%
Statutory tax rate	17.00%
INDONESIA
Income Tax [Line Items]
Income tax rate	22.00%	22.00%	22.00%
MALAYSIA
Income Tax [Line Items]
Income tax rate	24.00%	24.00%	24.00%
CHINA
Income Tax [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Cayman Islands [Member]
Income Tax [Line Items]
Statutory tax rate	0.00%